ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(in thousands of $)	2013	2012
Interest payable	1,408	1,553
Voyage expenses	761	—
Ship operating expenses	130	—
Trade accounts payable	15	—
Deferred charter hire	—	867
	2,314	2,420